Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income taxes
Schedule of provision for income taxes reported differs from the amount computed by applying the applicable income tax rates to the loss before the tax provision

	2020	2019
Net loss	$(220,632,107)	$(11,299,887)
Statutory tax rate	26.47%	26.19%
Recovery of income taxes computed at statutory rates	$(58,402,973)	$(2,959,928)
Tax losses not recognized in the period that the benefit arose	10,933,133	2,435,383
Loss on derivative liability	47,418,045	—
Share based compensation and other permanent differences	51,796	524,546
Income tax recovery	$—	$—

Schedule of significant components of deferred tax assets and liabilities

	2020	2019
Net operating loss carry-forward	$42,661,814	$36,438,782
Buildings and equipment	496,121	509,728
Exploration and evaluation assets	33,857,576	30,829,284
Convertible Note	6,811,890	3,875,849
Total	$83,827,401	$71,653,642

Schedule of deferred tax assets have not been recognized

	2020	2019
Net operating loss carry-forward	$42,661,814	$36,438,782
Buildings and equipment	496,121	509,728
Exploration and evaluation assets	33,857,576	30,829,284
Convertible note	6,811,890	3,875,849
Other future deductions	985,435	821,208
	$84,812,836	$72,474,850

Schedule of tax loss carry forwards

Expiry of Tax Losses:	US	Canada
December 31, 2029	$342,000	$—
December 31, 2030	983,000	—
December 31, 2031	9,993,000	1,881,000
December 31, 2032	16,346,000	3,662,000
December 31, 2033	749,000	3,787,000
December 31, 2034	13,661,000	3,539,000
December 31, 2035	12,517,000	3,301,000
December 31, 2036	13,114,000	2,457,000
December 31, 2037	14,588,000	1,889,000
December 31, 2038	—	1,454,000
December 31, 2039	—	2,037,000
December 31, 2040	—	2,924,000
Indefinite carryover (Tax years beginning Jan. 1, 2018)	51,404,000	—
	$133,697,000	$26,931,000